Discontinued Operations Discontinued Operations - Balance Sheet Information (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents	$ 180
Accounts receivable trade, net	324
Inventories	423
Prepaid expenses and other current assets	59
Deferred income taxes (current)	128
Property, plant and equipment, net	978
Goodwill	532
Intangible assets, net	431
Other assets	236
Total assets	3,291
Accounts payable	97
Accrued and other current liabilities	297
Income taxes payable (current)	38
Long-term debt	919
Income taxes payable (non-current)	122
Deferred income taxes (non-current)	286
Other liabilities	377
Total liabilities	2,136
Net assets transferred to Mallinckrodt	$ 1,155